Long-Term Debt And Equity Financings	12 Months Ended
Dec. 31, 2012
Long-Term Debt And Equity Financings [Abstract]
LONG-TERM DEBT AND EQUITY FINANCINGS
LONG-TERM DEBT AND EQUITY FINANCINGS
The following table presents Ameren's long-term debt outstanding, including maturities due within one year, as of December 31, 2012, and 2011:

	2012	2011
Ameren (Parent):
8.875% Senior unsecured notes due 2014	$425	$425
Less: Unamortized discount and premium	(1)	(1)
Long-term debt, net	$424	$424
Ameren Missouri:
Senior secured notes:(a)
5.25% Senior secured notes due 2012	$—	$173
4.65% Senior secured notes due 2013	200	200
5.50% Senior secured notes due 2014	104	104
4.75% Senior secured notes due 2015	114	114
5.40% Senior secured notes due 2016	260	260
6.40% Senior secured notes due 2017	425	425
6.00% Senior secured notes due 2018(b)	179	250
5.10% Senior secured notes due 2018	199	200
6.70% Senior secured notes due 2019(b)	329	450
5.10% Senior secured notes due 2019	244	300
5.00% Senior secured notes due 2020	85	85
5.50% Senior secured notes due 2034	184	184
5.30% Senior secured notes due 2037	300	300
8.45% Senior secured notes due 2039(b)	350	350
3.90% Senior secured notes due 2042(b)	485	—
Environmental improvement and pollution control revenue bonds:
1992 Series due 2022(c)(d)	47	47
1993 5.45% Series due 2028(e)	44	44
1998 Series A due 2033(c)(d)	60	60
1998 Series B due 2033(c)(d)	50	50
1998 Series C due 2033(c)(d)	50	50
Capital lease obligations:
City of Bowling Green capital lease (Peno Creek CT) through 2022	64	69
Audrain County capital lease (Audrain County CT) due 2023	240	240
Total long-term debt, gross	4,013	3,955
Less: Unamortized discount and premium	(7)	(5)
Less: Maturities due within one year	(205)	(178)
Long-term debt, net	$3,801	$3,772

	2012	2011
Ameren Illinois:
Senior secured notes:
8.875% Senior secured notes due 2013(f)(h)	$150	$150
6.20% Senior secured notes due 2016(f)	54	54
6.25% Senior secured notes due 2016(g)	75	75
6.125% Senior secured notes due 2017(g)(i)	250	250
6.25% Senior secured notes due 2018(g)(i)	144	337
9.75% Senior secured notes due 2018(g)(i)	313	400
2.70% Senior secured notes due 2022(g)(i)	400	—
6.125% Senior secured notes due 2028(g)	60	60
6.70% Senior secured notes due 2036(g)	61	61
6.70% Senior secured notes due 2036(f)	42	42
Environmental improvement and pollution control revenue bonds:
6.20% Series 1992B due 2012	—	1
2000 Series A 5.50% due 2014	—	51
5.90% Series 1993 due 2023(j)	32	32
5.70% 1994A Series due 2024(k)	36	36
1993 Series C-1 5.95% due 2026(l)	35	35
1993 Series C-2 5.70% due 2026(l)	8	8
1993 Series B-1 due 2028(d)(l)	17	17
5.40% 1998A Series due 2028(k)	19	19
5.40% 1998B Series due 2028(k)	33	33
Fair-market value adjustments	4	5
Total long-term debt, gross	1,733	1,666
Less: Unamortized discount and premium	(6)	(8)
Less: Maturities due within one year	(150)	(1)
Long-term debt, net	$1,577	$1,657
Ameren consolidated long-term debt, net	$5,802	$5,853

(a)
These notes are collaterally secured by first mortgage bonds issued by Ameren Missouri under the Ameren Missouri mortgage indenture. The notes have a fall-away lien provision and will remain secured only as long as any first mortgage bonds issued under the Ameren Missouri mortgage indenture remain outstanding. Redemption, purchase, or maturity of all first mortgage bonds, including first mortgage bonds currently outstanding and any that may be issued in the future, would result in a release of the first mortgage bonds currently securing these notes, at which time these notes would become unsecured obligations. Based on the Ameren Missouri first mortgage bonds and senior secured notes currently outstanding, and assuming no early retirement of any series of such securities in full, we do not expect the first mortgage bond lien protection associated with these notes to fall away until 2042.

(b)
Ameren Missouri has agreed, during the life of these notes, not to optionally redeem, purchase or otherwise retire in full its first mortgage bonds. Ameren Missouri has also agreed to prevent a first mortgage bond release date from occurring as long as any of the 8.45% senior secured notes due 2039 and any of the 3.90% senior secured notes due 2042 remain outstanding.

(c)
These bonds are secured by first mortgage bonds issued by Ameren Missouri under the Ameren Missouri mortgage indenture and have a fall-away lien provision similar to that of Ameren Missouri's senior secured notes. The bonds are also backed by an insurance guarantee policy.

(d)
Interest rates, and periods during which such rates apply, vary depending on our selection of defined rate modes. Maximum interest rates could range up to 18% depending on the series of bonds. The average interest rates for 2012 and 2011 were as follows:

	2012	2011
Ameren Missouri 1992 Series	0.30%	0.34%
Ameren Missouri 1998 Series A	0.65%	0.69%
Ameren Missouri 1998 Series B	0.64%	0.68%
Ameren Missouri 1998 Series C	0.64%	0.69%
Ameren Illinois 1993 Series B-1	0.22%	0.28%

(e)
These bonds are first mortgage bonds issued by Ameren Missouri under the Ameren Missouri mortgage bond indenture and are secured by substantially all Ameren Missouri property and franchises. The bonds are callable at 100% of par value.

(f)
These notes are collaterally secured by first mortgage bonds issued by Ameren Illinois under the CILCO mortgage indenture. The notes have a fall-away lien provision and will remain secured only as long as any series of first mortgage bonds issued under the CILCO mortgage indenture remain outstanding. Redemption, purchase, or maturity of all first mortgage bonds, including first mortgage bonds currently outstanding and any that may be issued in the future, would result in a release of the first mortgage bonds currently securing these notes, at which time these notes would become unsecured obligations. Based on the CILCO first mortgage bonds and senior secured notes currently outstanding, and assuming no early retirement of any series of such securities in full, we do not expect the first mortgage bond lien protection associated with these notes to fall away until 2023.

(g)
These notes are collaterally secured by mortgage bonds issued by Ameren Illinois under the Ameren Illinois mortgage indenture. The notes have a fall-away lien provision and will remain secured only as long as any series of first mortgage bonds issued under the Ameren Illinois mortgage indenture remain outstanding. Redemption, purchase, or maturity of all mortgage bonds, including first mortgage bonds currently outstanding and any that may be issued in the future, would result in a release of the mortgage bonds currently securing these notes, at which time these notes would become unsecured obligations. Based on the Ameren Illinois mortgage bonds and senior secured notes currently outstanding, and assuming no early retirement of any series of such securities in full, we do not expect the mortgage bond lien protection associated with these notes to fall away until 2028.

(h)
Ameren Illinois has agreed, during the life of these notes, not to optionally redeem, purchase or otherwise retire in full its CILCO first mortgage bonds, and therefore a CILCO first mortgage bond release date will not occur while any of such notes are outstanding.

(i)
Ameren Illinois has agreed, during the life of these notes, not to optionally redeem, purchase or otherwise retire in full its Ameren Illinois mortgage bonds, and therefore an Ameren Illinois first mortgage bond release date will not occur as long as any of these notes are outstanding.

(j)
These bonds are first mortgage bonds issued by Ameren Illinois under the CILCO mortgage indenture and are secured by substantially all property of the former CILCO. The bonds are callable at 100% of par value.

(k)
These bonds are mortgage bonds issued by Ameren Illinois under the Ameren Illinois mortgage indenture and are secured by substantially all property of the former IP and CIPS. The bonds are callable at 100% of par value. The bonds are also backed by an insurance guarantee policy.

(l)	The bonds are callable at 100% of par value.
The following table presents Ameren's aggregate maturities of long-term debt, including current maturities, at December 31, 2012:

	Ameren (Parent)(a)	Ameren Missouri(a)	Ameren Illinois(a)(b)	Ameren Consolidated
2013	$—	$205	$150	$355
2014	425	109	—	534
2015	—	120	—	120
2016	—	266	129	395
2017	—	431	250	681
Thereafter	—	2,882	1,200	4,082
Total	$425	$4,013	$1,729	$6,167

(a)	Excludes unamortized discount and premium of $1 million, $7 million, and $6 million at Ameren (Parent), Ameren Missouri, and Ameren Illinois, respectively.

(b)	Excludes $4 million related to Ameren Illinois’ long-term debt fair-market value adjustments, which are being amortized to interest expense over the remaining life of the debt.
All classes of Ameren Missouri’s and Ameren Illinois’ preferred stock are entitled to cumulative dividends and have voting rights. Preferred stock not subject to mandatory redemption of Ameren's subsidiaries was included in "Noncontrolling Interests" on Ameren's consolidated balance sheet. The following table presents the outstanding preferred stock of Ameren Missouri and Ameren Illinois that is not subject to mandatory redemption. The preferred stock is redeemable, at the option of the issuer, at the prices shown below as of December 31, 2012, and 2011:

		Redemption Price(per share)		2012	2011
Ameren Missouri:
Without par value and stated value of $100 per share, 25 million shares authorized
$3.50 Series	130,000 shares	$110.00		$13	$13
$3.70 Series	40,000 shares	104.75		4	4
$4.00 Series	150,000 shares	105.625		15	15
$4.30 Series	40,000 shares	105.00		4	4
$4.50 Series	213,595 shares	110.00	(a)	21	21
$4.56 Series	200,000 shares	102.47		20	20
$4.75 Series	20,000 shares	102.176		2	2
$5.50 Series A	14,000 shares	110.00		1	1
Total				$80	$80
Ameren Illinois:
With par value of $100 per share, 2 million shares authorized
4.00% Series	144,275 shares	$101.00		$14	$14
4.08% Series	45,224 shares	103.00		5	5
4.20% Series	23,655 shares	104.00		2	2
4.25% Series	50,000 shares	102.00		5	5
4.26% Series	16,621 shares	103.00		2	2
4.42% Series	16,190 shares	103.00		2	2
4.70% Series	18,429 shares	103.00		2	2
4.90% Series	73,825 shares	102.00		7	7
4.92% Series	49,289 shares	103.50		5	5
5.16% Series	50,000 shares	102.00		5	5
6.625% Series	124,273.75 shares	100.00		12	12
7.75% Series	4,542 shares	100.00		1	1
Total				$62	$62
Total Ameren(b)				$142	$142

(a)	In the event of voluntary liquidation, $105.50.

(b)	Preferred stock not subject to mandatory redemption of Ameren's subsidiaries was included in "Noncontrolling Interests" on Ameren's consolidated balance sheet.
Ameren has 100 million shares of $0.01 par value preferred stock authorized, with no shares outstanding.
Ameren
Ameren filed a Form S-3 registration statement with the SEC in June 2011, authorizing the offering of 6 million additional shares of its common stock under DRPlus. Shares of common stock sold under DRPlus are, at Ameren’s option, newly issued shares, treasury shares, or shares purchased in the open market or in privately negotiated transactions. In 2012, Ameren shares were purchased in the open market for DRPlus and its 401(k) plan. Under DRPlus and its 401(k) plan, Ameren issued 2.2 million and 3.0 million shares of common stock in 2011 and 2010, respectively, which were valued at $65 million and $80 million for the respective years.
Ameren Missouri
On September 11, 2012, Ameren Missouri issued $485 million principal amount of 3.90% senior secured notes due September 15, 2042, with interest payable semiannually on March 15 and September 15 of each year, beginning March 15, 2013. These notes are secured by first mortgage bonds. Ameren Missouri received net proceeds of $478 million. The proceeds were used, together with other available cash, to provide the funds necessary to complete Ameren Missouri's tender offer on September 20, 2012, including the payment of interest and all related fees and expenses, and to retire the $173 million principal amount 5.25% senior secured notes that matured in September 2012.
On September 20, 2012, Ameren Missouri completed its tender offer to purchase for cash its outstanding 6.00% senior secured notes due 2018, 6.70% senior secured notes due 2019, 5.10% senior secured notes due 2018, and 5.10% senior secured notes due 2019. Any notes that were not tendered and purchased in the tender offer remain outstanding and continue to be obligations of Ameren Missouri. The following table sets forth the aggregate principal amount of each series of notes repurchased, along with certain other items of the tender offer:

Senior Secured Notes	Principal Amount Repurchased	Premium Plus Accrued and Unpaid Interest(a)	Principal Amount Outstanding After Tender Offer
6.00% senior secured notes due 2018	$71	$19	$179
6.70% senior secured notes due 2019	121	35	329
5.10% senior secured notes due 2018	1	(b)	199
5.10% senior secured notes due 2019	56	12	244

(a)	The premiums paid in association with the tender offer were recorded as a regulatory asset and are being amortized over the life of the $485 million 3.90% senior secured notes due 2042.

(b)	Amount is less than $1 million.
Ameren Illinois
On August 20, 2012, Ameren Illinois issued $400 million principal amount of 2.70% senior secured notes due September 1, 2022, with interest payable semiannually on March 1 and September 1 of each year, beginning March 1, 2013. These notes are secured by first mortgage bonds. Ameren Illinois received net proceeds of $397 million. The proceeds were used, together with other available cash, to provide the funds necessary to complete Ameren Illinois' tender offer on August 27, 2012, including the payment of interest and all related fees and expenses, and to redeem all $51 million principal amount of 5.50% pollution control revenue bonds at par value plus accrued interest.
On August 27, 2012, Ameren Illinois completed its tender offer to purchase for cash its outstanding 9.75% senior secured notes due 2018 and 6.25% senior secured notes due 2018. Any notes that were not tendered and purchased in the tender offer remain outstanding and continue to be obligations of Ameren Illinois. The following table sets forth the aggregate principal amount of each series of notes repurchased, along with certain other items of the tender offer:

Senior Secured Notes	Principal Amount Repurchased	Premium Plus Accrued and Unpaid Interest(a)	Principal Amount Outstanding After Tender Offer
9.75% senior secured notes due 2018	$87	$36	$313
6.25% senior secured notes due 2018	194	47	144

(a)	The premiums paid in association with the tender offer were recorded as a regulatory asset and are being amortized over the life of the $400 million 2.70% senior secured notes due 2022.
In November 2012, $1 million of Ameren Illinois' 6.20% Series 1992B Pollution Control revenue bonds matured and were retired.
Indenture Provisions and Other Covenants
Ameren Missouri’s and Ameren Illinois’ indentures and articles of incorporation include covenants and provisions related to issuances of first mortgage bonds and preferred stock. Ameren Missouri and Ameren Illinois are required to meet certain ratios to issue additional first mortgage bonds and preferred stock. A failure to achieve these ratios would not result in a default under these covenants and provisions but would restrict the companies’ ability to issue bonds or preferred stock. The following table summarizes the required and actual interest coverage ratios for interest charges and dividend coverage ratios and bonds and preferred stock issuable as of December 31, 2012, at an assumed interest rate of 6% and dividend rate of 7%.

	Required Interest Coverage Ratio(a)	Actual Interest Coverage Ratio	Bonds Issuable(b)		Required Dividend Coverage Ratio(c)	Actual Dividend Coverage Ratio	Preferred Stock Issuable
Ameren Missouri	>2.0	4.6	$4,056		>2.5	122.8	$2,351
Ameren Illinois	>2.0	7.1	3,439	(d)	>1.5	2.8	203

(a)
Coverage required on the annual interest charges on first mortgage bonds outstanding and to be issued. Coverage is not required in certain cases when additional first mortgage bonds are issued on the basis of retired bonds.

(b)
Amount of bonds issuable based either on required coverage ratios or unfunded property additions, whichever is more restrictive. The amounts shown also include bonds issuable based on retired bond capacity of $485 million and $645 million at Ameren Missouri and Ameren Illinois, respectively.

(c)	Coverage required on the annual dividend on preferred stock outstanding and to be issued, as required in the respective company’s articles of incorporation.

(d)	Amount of bonds issuable by Ameren Illinois based on unfunded property additions and retired bonds solely under the former IP mortgage indenture.
Ameren’s indenture does not require Ameren to comply with any quantitative financial covenants. The indenture does, however, include certain cross-default provisions. Specifically, either (1) the failure by Ameren to pay when due and upon expiration of any applicable grace period any portion of any Ameren indebtedness in excess of $25 million or (2) the acceleration upon default of the maturity of any Ameren indebtedness in excess of $25 million under any indebtedness agreement, including the 2012 Credit Agreements, constitutes a default under the indenture, unless such past due or accelerated debt is discharged or the acceleration is rescinded or annulled within a specified period.
Ameren Missouri and Ameren Illinois and certain other nonregistrant Ameren subsidiaries are subject to Section 305(a) of the Federal Power Act, which makes it unlawful for any officer or director of a public utility, as defined in the Federal Power Act, to participate in the making or paying of any dividend from any funds “properly included in capital account.” The meaning of this limitation has never been clarified under the Federal Power Act or FERC regulations. However, FERC has consistently interpreted the provision to allow dividends to be paid as long as (1) the source of the dividends is clearly disclosed, (2) the dividends are not excessive, and (3) there is no self-dealing on the part of corporate officials. At a minimum, Ameren believes that dividends can be paid by its subsidiaries that are public utilities from net income and retained earnings. In addition, under Illinois law, Ameren Illinois may not pay any dividend on its stock, unless, among other things, its earnings and earned surplus are sufficient to declare and pay a dividend after provision is made for reasonable and proper reserves, or unless Ameren Illinois has specific authorization from the ICC.
Ameren Illinois’ articles of incorporation require dividend payments on its common stock to be based on ratios of common stock to total capitalization and other provisions related to certain operating expenses and accumulations of earned surplus. Ameren Illinois committed to FERC to maintain a minimum 30% ratio of common stock equity to total capitalization after the Ameren Illinois Merger and AERG distribution. As of December 31, 2012, Ameren Illinois’ ratio of common stock equity to total capitalization was 57%.
In order for the Ameren Companies to issue securities in the future, they will have to comply with all applicable requirements in effect at the time of any such issuances.
Off-Balance-Sheet Arrangements
At December 31, 2012, none of the Ameren Companies had any off-balance-sheet financing arrangements, other than operating leases entered into in the ordinary course of business. None of the Ameren Companies expect to engage in any significant off-balance-sheet financing arrangements in the near future. See Note 14 - Related Party Transactions with New AER for Ameren (parent) guarantees on behalf of its subsidiaries.